Feb. 12, 2020
John Hancock Variable Insurance Trust (the Trust)
Supplement dated February 12, 2020 to the current Prospectus (the prospectus), as may be supplemented

Disciplined Value International Trust (the fund)
(formerly International Value Trust)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus effective on or about February 12, 2020.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.78	0.78	0.78
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses[2]	0.09	0.09	0.09
Total annual fund operating expenses	0.92	1.12	0.87
Contractual expense reimbursement[3]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	0.91	1.11	0.86

1	"Management fee" has been restated to reflect the contractual management fee schedule effective February 12, 2020.
2	"Other expenses" have been restated from fiscal year amounts to reflect current fees, expenses, and assets.
3	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	93	113	88
3 years	292	355	277
5 years	508	616	481
10 years	1,130	1,362	1,072